IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of commitments [line items]
Credit related commitments	$ 347,862	$ 337,092
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	275,279
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	46,142
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	14,402
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	11,749
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	149
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	141
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	43,731	39,474
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	761
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	40,394
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,397
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	38
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	141
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	14,831	24,451
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	10,387
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	2,794
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,409
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	179
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	62
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	12,337	11,188
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,461
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	2,954
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,461
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	1,442
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	19
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	6,527	8,798
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,891
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,619
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	7
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	19,225	6,427
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,085
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,282
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	9,848
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	10
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	22,634	20,638
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	21,867
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	514
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	252
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	49,912	51,245
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	49,204
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	678
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	18
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	12
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,186	1,714
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,144
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	42
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	176,479	$ 173,157
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 176,479